14. EQUITY (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock option outstanding	5,920,000	6,920,000	4,735,000
Stock option granted	2,200,000	2,320,000
Stock option forfeitures	(3,200,000)	(135,000)
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Stock option granted weighted average exercise price	$ 0.104	$ 0.339
Stock option forfeitures weighted average exercise price	$ (0.47)	$ (0.75)
Warrant [Member]
Stock option outstanding	3,369,050	4,569,050
Stock option granted	600,000
Stock option expired	3,369,050
Stock option outstanding weighted average exercise price	$ 0.307	$ 0.410
Stock option granted weighted average exercise price	$ 0.100